Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
U.S. federal		$ (51)	$ 80
U.S. state and local taxes	$ (196)	55	282
Foreign	9,973	4,738	1,581
Total current	9,777	4,742	1,943
Deferred:
U.S. federal	51
Foreign	(2,833)	(765)	(1,018)
Total deferred	(2,782)	(765)	(1,018)
Total provision	$ 6,995	$ 3,977	$ 925